Description of Business and Basis for Preparation IFRS 16 Leases Narrative (Details) € in Thousands		12 Months Ended
	Jan. 01, 2019 EUR (€) contract	Dec. 31, 2019 EUR (€) contract	Dec. 31, 2018 EUR (€)		Dec. 31, 2017 EUR (€)
Disclosure of initial application of standards or interpretations [line items]
Number of operating lease contracts | contract	2	3
Property, plant and equipment		€ 2,317	€ 2,015	[1]	€ 2,082
Other income		€ 1,558	€ 240	[2]	€ 54	[2]
IFRS 16
Disclosure of initial application of standards or interpretations [line items]
Lessee's weighted average incremental borrowing rate applied to lease liabilities	2.79%
Property, plant and equipment	€ 1,300
Current financial liabilities	401
Non-current financial liabilities	916
Trade and other current payables	€ (55)

[1]	(1) Comparative figures for the year ended December 31, 2018 were restated for errors. For further information, see Note 8.4.
[2]	(1) Comparative figures for the years ended December 31, 2018 and 2017 were restated for errors. For further information, see Note 8.4.